Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Prospectus Date	rr_ProspectusDate	Oct 31, 2011

DSM Large Cap Growth Fund (Prospectus Summary): | DSM Large Cap Growth Fund
DSM LARGE CAP GROWTH FUND

DSM CapItal Funds

DSM LARGE CAP GROWTH FUND

Institutional Class (DSMLX)

Supplement dated May 25, 2012 to

Prospectus dated October 31, 2011

We are pleased to inform you that the Board of Trustees approved a 0.25% reduction to the DSM Large Cap Growth Fund���s advisory fee as well as a 0.15% reduction to the Fund���s Total Annual Fund Operating Expenses.  Effective May 16, 2012, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Institutional Class shares to 0.95%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the advisory fees for the Institutional Class throughout the Prospectus including on page 9 under Investment Advisor , are changed to 0.75% of average daily net assets.  In addition, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 10 under Fund Expenses , are changed to 0.95%.

Please retain this Supplement with the Prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class DSM Large Cap Growth Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Institutional Class DSM Large Cap Growth Fund
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.84%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver/Expense Reimbursement	[2]	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund���s Total Annual Operating Expenses to 0.95% for the Institutional Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (taking into account the contractual expense limitation).
Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class DSM Large Cap Growth Fund	98	376	746	1,788

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
DSM Large Cap Growth Fund (Prospectus Summary): | DSM Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DSM LARGE CAP GROWTH FUND
Supplement Text	ck0000811030_SupplementTextBlock

DSM CapItal Funds

DSM LARGE CAP GROWTH FUND

Institutional Class (DSMLX)

Supplement dated May 25, 2012 to

Prospectus dated October 31, 2011

We are pleased to inform you that the Board of Trustees approved a 0.25% reduction to the DSM Large Cap Growth Fund���s advisory fee as well as a 0.15% reduction to the Fund���s Total Annual Fund Operating Expenses.  Effective May 16, 2012, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Institutional Class shares to 0.95%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the advisory fees for the Institutional Class throughout the Prospectus including on page 9 under Investment Advisor , are changed to 0.75% of average daily net assets.  In addition, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 10 under Fund Expenses , are changed to 0.95%.

Please retain this Supplement with the Prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (taking into account the contractual expense limitation).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
DSM Large Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSMLX
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,788

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund���s Total Annual Operating Expenses to 0.95% for the Institutional Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

DSM Large Cap Growth Fund (Second Summary Prospectus) | DSM Large Cap Growth Fund
DSM LARGE CAP GROWTH FUND

DSM CapItal Funds

DSM LARGE CAP GROWTH FUND

Retail Class

Supplement dated May 25, 2012 to

Prospectus dated October 31, 2011

We are pleased to inform you that the Board of Trustees approved a 0.25% reduction to the DSM Large Cap Growth Fund���s advisory fee as well as a 0.15% reduction to the DSM Large Cap Growth Fund���s Total Annual Fund Operating Expenses.  Effective May 16, 2012, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Retail Class shares to 1.20%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the advisory fees for the Retail Class throughout the Prospectus including on page 9 under Investment Advisor , are changed to 0.75% of average daily net assets.  In addition, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 10 under Fund Expenses , are changed to 1.20%.

Please retain this Supplement with the Prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Retail Class DSM Large Cap Growth Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Retail Class DSM Large Cap Growth Fund
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.84%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver/Expense Reimbursement	[2]	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund���s Total Annual Operating Expenses to 1.20% for the Retail Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (taking into account the contractual expense limitation).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Retail Class DSM Large Cap Growth Fund	123	454	878	2,061

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
DSM Large Cap Growth Fund (Second Summary Prospectus) | DSM Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DSM LARGE CAP GROWTH FUND
Supplement Text	ck0000811030_SupplementTextBlock

DSM CapItal Funds

DSM LARGE CAP GROWTH FUND

Retail Class

Supplement dated May 25, 2012 to

Prospectus dated October 31, 2011

We are pleased to inform you that the Board of Trustees approved a 0.25% reduction to the DSM Large Cap Growth Fund���s advisory fee as well as a 0.15% reduction to the DSM Large Cap Growth Fund���s Total Annual Fund Operating Expenses.  Effective May 16, 2012, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Retail Class shares to 1.20%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the advisory fees for the Retail Class throughout the Prospectus including on page 9 under Investment Advisor , are changed to 0.75% of average daily net assets.  In addition, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 10 under Fund Expenses , are changed to 1.20%.

Please retain this Supplement with the Prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
DSM Large Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,061

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund���s Total Annual Operating Expenses to 1.20% for the Retail Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.